Related party balances and transactions - Related party balances (Details) - USD ($) $ in Thousands	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2025	Mar. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Related party balances and transactions
Amounts due from related parties					$ 36,986		$ 5,007
Amounts due to related parties					46,938		24,071
Minimum interest rate (as a percent)		6.00%								4.80%
Factoring accounts receivable		$ 20,528								$ 35,035
Interest expense					10,239	$ 6,306
Zhejiang Huanfu
Related party balances and transactions
Cost of revenues					100	1,580
Rental of office space
Related party balances and transactions
Amount of transaction					1,088	300
Purchase of products and services
Related party balances and transactions
Amount of transaction					86,805	52,075
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction					168	1,580
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction					855	830
Loans to related parties
Related party balances and transactions
Amount of transaction					0	1,488
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction					1,341	2,439
Interest income on loans
Related party balances and transactions
Amount of transaction					795	764
Interest income on loans | Hubei ECARX
Related party balances and transactions
Amount of transaction					10	52
Annual Software Sales | Smart Zhejiang
Related party balances and transactions
Amount of transaction		$ 6,748
Related Party
Related party balances and transactions
Accounts receivable – related parties, net					114,394		187,330
Amounts due from related parties					36,986		5,007
Other non-current assets – related parties					4,435		36,403
Accounts payable – related parties					56,764		69,967
Amounts due to related parties					46,938		24,071
Inventory purchases					15,831	10,375
Cost of revenues					69,605	39,378
Interest expense					965	1,066
Related Party | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount					20,666	20,528		$ 21,021
Related Party | Hubei ECARX
Related party balances and transactions
Other non-current assets – related parties							32,090
Amount of transaction					33,694		$ 39,822
Interest rate (as a percent)							5.00%
Related Party | Geely Group | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount			$ 41,832		$ 22,333	13,697	$ 28,135	$ 4,919	$ 27,252
Interest rate (as a percent)			3.90%		3.90%
Related Party | Smart Zhejiang
Related party balances and transactions
Accounts receivable – related parties, net					$ 2,012		1,862
Other non-current assets – related parties					4,435		$ 4,313
Interest rate (as a percent)							3.95%
Related Party | Xingji Meizu
Related party balances and transactions
Accounts payable – related parties					3,977		$ 6,474
Software licensing agreement period (in years)				3 years
Software licensing agreement additional period (in years)	8 years
Related Party | Operating expense
Related party balances and transactions
Amount of transaction					1,369	2,322
Related Party | Operating expense | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction					68	0
Related Party | Rental of office space
Related party balances and transactions
Amount of transaction					1,088	$ 300
Related Party | Purchase of products and services
Related party balances and transactions
Amounts due from related parties					3,292		3,645
Accounts payable – related parties					52,787		63,493
Related Party | Technical and logistical services
Related party balances and transactions
Amounts due to related parties					2,106		1,730
Related Party | Loans and interest receivable
Related party balances and transactions
Amounts due from related parties					0		1,362
Related Party | Borrowings and interest payable on borrowing
Related party balances and transactions
Amounts due to related parties					$ 1,833		$ 1,320
Related Party | Annual Software Sales | Xingji Meizu
Related party balances and transactions
Amount of transaction				$ 7,007